NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2017
NET OPERATING REVENUE
NET OPERATING REVENUE

23)  NET OPERATING REVENUE

	2017	2016	2015
Gross operating revenue (1)	66,243,174	65,006,728	60,997,496

Deductions from gross operating revenue	(23,036,342)	(22,498,269)	(20,710,681)
Taxes	(16,058,584)	(15,388,784)	(14,163,869)
Discounts granted and return of goods	(6,977,758)	(7,109,485)	(6,546,812)
Net operating revenue	43,206,832	42,508,459	40,286,815

(1)     These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.

No one customer contributed more than 10% of gross operating revenue for the years ended December 31, 2017, 2016 and 2015.

All amounts in net income are included in income and social contribution tax bases.